SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES - Additional Information (Details) - Bcfe	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Extractive Industries [Abstract]
Extensions, discoveries and other additions	203		13
Additional proved undeveloped locations, discoveries (in Bcfe)	152		12
Additional proved undeveloped locations, drilling activities (in Bcfe)	51		1
Revisions of previous estimates	35	152	4
Proved developed and undeveloped reserves, positive (negative) revision due to change of prices (in Bcfe)	9	149	4
Proved developed and undeveloped, revision from changes in ownership (in Bcfe)	15		1
Proved developed and undeveloped, revision from well performance (in Bcfe)	11	14	9
Proved undeveloped reserves, added from additional locations (in Bcfe)	152		12
Proved undeveloped reserves, revision of previous estimate (in Bcfe)	25		8
Proved developed and undeveloped reserves, revisions due to loss of leases (in Bcfe)		17
Proved undeveloped reserve, revision of previous estimate (in Bcfe)		165
Proved undeveloped reserves, revision due to change in commodity prices (in Bcfe)	3	148	2
Proved undeveloped reverses, revision from changes in ownership (in Bcfe)	16		1
Proved undeveloped reserves, revision from well performance (in Bcfe)	6
Proved undeveloped reserves, revision from lease expirations (in Bcfe)		17
Proved developed and undeveloped reserves, revision due to changes in operating expenses (in Bcfe)			2
Proved undeveloped reserves, converted (in Bcfe)			29